Series A convertible redeemable preferred shares (Details) (USD $)	1 Months Ended	12 Months Ended		0 Months Ended		1 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Feb. 14, 2011 Series A convertible redeemable preferred shares	May 06, 2009 Series A convertible redeemable preferred shares	Jun. 30, 2011 Series A convertible redeemable preferred shares	Dec. 31, 2011 Series A convertible redeemable preferred shares
Series A convertible redeemable preferred shares
Preferred shares issued					125,000,000
Par value per share of preferred shares issued (in dollars per share)					$ 0.00002
Price per share of preferred shares issued (in dollars per share)					$ 0.04
Aggregate cash proceeds, net of direct and incremental equity issuance costs from issuance of preferred shares					$ 4,948,718
Direct and incremental equity issuance costs		340,713	6,943,426		51,282
Accretion to the redemption value							200,601
Number of ordinary shares into which preferred shares were converted						125,000,000
Preferred stock conversion ratio	1			1
Reconciliation of the Series A Convertible Redeemable Preferred Shares
Balance at the beginning of the period							5,627,390
Deemed dividend on Series A convertible redeemable preferred shares							200,601
Conversion to ordinary shares			$ 5,827,991				$ (5,827,991)